Consolidated Statements of Profit and Loss - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Profit or loss [abstract]
Revenue	R 5,479,120	R 4,567,459	R 4,205,511
Cost of revenue	(1,754,950)	(1,364,407)	(1,514,674)
Gross profit	3,724,170	3,203,052	2,690,837
Other income	14,975	10,369	11,831
Operating expenses	(2,324,433)	(1,901,088)	(1,660,166)
Sales and marketing	(841,453)	(614,765)	(500,903)
General and administration	(1,096,981)	(944,833)	(837,606)
Research and development	(261,467)	(226,935)	(212,235)
Expected credit losses on financial assets	(124,532)	(114,555)	(109,422)
Operating profit	1,414,712	1,312,333	1,042,502
Offering costs	(11,667)	(15,113)
Finance income	34,476	44,167	39,418
Finance costs	(77,874)	(50,866)	(15,822)
Fair value changes to derivative assets			(388)
Impairment of goodwill		(43,600)
Profit before taxation	1,359,647	1,246,921	1,065,710
Taxation	(348,535)	(309,811)	(311,554)
Profit for the year	1,011,112	937,110	754,156
Profit attributable to:
Owners of the parent	993,920	921,031	738,191
Non-controlling interest	17,192	16,079	15,965
Profit for the year	R 1,011,112	R 937,110	R 754,156
Earnings per share
Basic earnings per share (ZAR) (in Rand per share)	R 32.17	R 29.81	R 23.85
Diluted earnings per share (ZAR) (in Rand per share)	R 32.17	R 29.81	R 23.85